Note 13 - Stockholders' Equity (deficit) (Tables)	6 Months Ended
Jun. 30, 2016
Tables/Schedules
Schedule of Debt Conversions

				Amount Converted
Date	Note Holder	Price	Shares Issued	Principal	Interest
4/29/2016	Blackbridge Capital	$0.069	333,333	$25,000.00	$-
5/3/2016	EMA Financial LLC	0.075	70,000	5,250.00	-
5/19/2016	Blackbridge Capital, LLC	0.001	121,212	(1)	-
5/27/2016	Blackbridge Capital, LLC	0.001	2,045,455	(1)	-
5/27/2016	EMA Financial LLC	0.006	1,000,000	5,500.00	-
6/3/2016	Black Forest Capital. LLC	0.010	1,000,000	10,000.00	-
6/6/2016	Auctus Fund, LLLC	0.011	1,094,051	9,592.30	2,442.26
6/8/2016	Blackbridge Capital, LLC	0.004	2,000,000	10,000.00	-
6/8/2016	EMA Financial LLC	0.003	1,272,600	3,744.63	-
6/9/2016	EMA Financial LLC	0.002	1,486,592	2,861.69	-
6/9/2016	Tangiers Investment Group, LLC	0.004	2,701,299	10,400.00	-
6/10/2016	Auctus Fund	0.004	1,067,391	4,011.67	97.79
6/10/2016	Black Forest Capital. LLC	0.003	1,428,572	5,000.00	-
6/10/2016	Blackbridge Capital, LLC	0.003	2,857,143	10,000.00	-
6/13/2016	EMA Financial LLC	0.001	2,006,610	2,207.27	-
6/14/2016	Blackbridge Capital, LLC	0.001	1,636,364	(2)	-
6/14/2016	Tangiers Investment Group, LLC	0.003	3,685,950	11,150.00	-
6/15/2016	Black Forest Capital. LLC	0.003	1,818,182	5,000.00	-
6/16/2016	Tangiers Investment Group, LLC	0.002	1,112,639	2,509.00	-
6/17/2016	Black Forest Capital. LLC	0.002	2,450,000	5,022.50	-
6/17/2016	Blackbridge Capital, LLC	0.001	2,020,906	(3)	-
6/20/2016	Adar Bays LLC	0.002	2,153,846	4,415.39	-
6/20/2016	Blackbridge Capital, LLC	0.001	1,241,685	(2)	-
6/21/2016	Black Forest Capital. LLC	0.002	2,450,000	5,022.50	-
6/22/2016	Black Forest Capital. LLC	0.002	2,700,000	5,535.00	-
6/27/2016	Blackbridge Capital, LLC	0.002	243,902	500.00	-
			41,997,732	$142,721.95	$2,540

 (1) Additional shares issued for the April 29, 2016, conversion.

(2) Additional shares issued for the June 8, 2016, conversion.

(3) Additional shares issued for the June 10, 2016, conversion.